Shareholders' equity and share-based payments - TOTAL performance share plans (Details)	12 Months Ended
	Dec. 31, 2019 item EquityInstruments $ / bbl	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Mar. 13, 2019 EUR (€)	Mar. 14, 2018 EUR (€)	Jul. 26, 2017 EUR (€)	Jul. 27, 2016 EUR (€)	Jul. 28, 2015 EUR (€)	Jul. 29, 2014 EUR (€)
TOTAL performance share plans
Share-based payments
Number outstanding as of the beginning of the period	17,264,934	15,983,444	14,732,795
Notified (in shares)	6,447,069	6,083,145	5,679,949
Cancelled (in shares)	(1,389,118)	(722,398)	(2,219,260)
Finally granted (in shares)	(4,278,948)	(4,079,257)	(2,210,040)
Number outstanding as of the end of the period	18,043,937	17,264,934	15,983,444
Vesting period	3 years
Holding period for non-transferability of shares	2 years
TOTAL performance share plans - 2014 Plan
Share-based payments
Grant date IFRS 2 fair value | €									€ 44.66
Number outstanding as of the beginning of the period			4,364,500
Cancelled (in shares)			(2,157,820)
Finally granted (in shares)			(2,206,680)
Number of performance conditions | item	1
TOTAL performance share plans - 2015 Plan
Share-based payments
Grant date IFRS 2 fair value | €								€ 35.90
Number outstanding as of the beginning of the period		4,697,305	4,730,735
Cancelled (in shares)		(621,568)	(31,480)
Finally granted (in shares)		(4,075,737)	(1,950)
Number outstanding as of the end of the period			4,697,305
Number of performance conditions | item	2
TOTAL performance share plans - 2016 Plan
Share-based payments
Grant date IFRS 2 fair value | €							€ 35.37
Number outstanding as of the beginning of the period	5,543,220	5,607,100	5,637,560
Cancelled (in shares)	(1,267,392)	(61,840)	(29,050)
Finally granted (in shares)	(4,275,828)	(2,040)	(1,410)
Number outstanding as of the end of the period		5,543,220	5,607,100
Number of performance conditions | item	2
TOTAL performance share plans - 2017 Plan
Share-based payments
Grant date IFRS 2 fair value | €						€ 35.57
Number outstanding as of the beginning of the period	5,650,919	5,679,039
Notified (in shares)			5,679,949
Cancelled (in shares)	(41,220)	(26,640)	(910)
Finally granted (in shares)	(1,840)	(1,480)
Number outstanding as of the end of the period	5,607,859	5,650,919	5,679,039
Number of performance conditions | item	2
TOTAL performance share plans - 2018 Plan
Share-based payments
Grant date IFRS 2 fair value | €					€ 36.22
Number outstanding as of the beginning of the period	6,070,795
Notified (in shares)		6,083,145
Cancelled (in shares)	(41,260)	(12,350)
Finally granted (in shares)	(1,100)
Number outstanding as of the end of the period	6,028,435	6,070,795
Number of performance conditions | item	2
TOTAL performance share plans - 2019 Plan
Share-based payments
Grant date IFRS 2 fair value | €				€ 40.11
Notified (in shares)	6,447,069
Cancelled (in shares)	(39,246)
Finally granted (in shares)	(180)
Number outstanding as of the end of the period	6,407,643
Number of performance conditions | item	3
First number of shares granted to non-senior executives, not subject to performance conditions	150
Percentage of shares ranked against peers based on TSR criterion	33.33%
Percentage of shares ranked against peers based on annual variation in netcash flow per share criterion	33.33%
1st place: grant rate (as a percent)	180.00%
2nd place: grant rate (as a percent)	130.00%
3rd place: grant rate (as a percent)	80.00%
4th and 5th places: grant rate (as a percent)	0.00%
Percentage of shares for which pre-dividend organic cash breakeven criterion is assessed	33.33%
Maximum breakeven for maximum grant to be reached | $ / bbl	30
Minimum breakeven for no grant | $ / bbl	40
Number of criteria | item	3
Number of grant rates averaged for each performance condition | item	3
Percentage of nearest rounding for performance conditions	0.10%
Maximum average grant rate for each performance condition (as a percent)	100.00%
Weight of each criterion in definitive grant date	33.33%
Percentage of nearest rounding for definitive grant date rates	0.10%